Accounts Receivable - Schedule of Accounts Receivable (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable		$ 1,781,448	$ 2,185,859
Less: Allowance for doubtful accounts		(178,321)	(77,760)
Total accounts receivable, net	$ 1,683,294	$ 1,603,127	$ 1,304,783